SUPPLEMENTAL CASH FLOW INFORMATION - Summary of Reconciliation of Debt with Cash Flows Arising from Financing Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 2,602.9	$ 2,982.4
Proceeds	2,997.2	775.2
Payments	(2,838.2)	(1,174.1)
Cash flow from financing activities	159.0	(398.9)
Interest payment	(157.9)	(176.3)
Accrued interest	116.9	177.5
Exchange rate variation and conversion adjustments	6.3	(19.7)
Addition - Lease liability	28.0	38.3
Reduction - Lease liability	(3.3)	(0.4)
Ending balance	2,751.9	2,602.9
Loans and financing
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	2,491.1	2,886.4
Proceeds	2,957.2	762.1
Payments	(2,814.4)	(1,142.2)
Cash flow from financing activities	142.8	(380.1)
Interest payment	(157.9)	(176.3)
Accrued interest	106.5	171.7
Exchange rate variation and conversion adjustments	11.3	(10.6)
Addition - Lease liability	0.0	0.0
Reduction - Lease liability	0.0	0.0
Ending balance	2,593.8	2,491.1
Current	105.3	113.8
Non-current	2,488.5	2,377.3
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	111.8	96.0
Proceeds
Payments	(23.8)	(18.8)
Cash flow from financing activities	(23.8)	(18.8)
Interest payment	0.0	0.0
Accrued interest	10.4	5.8
Exchange rate variation and conversion adjustments	(5.0)	(9.1)
Addition - Lease liability	28.0	38.3
Reduction - Lease liability	(3.3)	(0.4)
Ending balance	118.1	111.8
Current	20.7	19.2
Non-current	97.4	92.6
Other debts
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	0.0	0.0
Proceeds	40.0	13.1
Payments		(13.1)
Cash flow from financing activities	40.0	0.0
Interest payment	0.0	0.0
Accrued interest	0.0	0.0
Exchange rate variation and conversion adjustments	0.0	0.0
Addition - Lease liability	0.0	0.0
Reduction - Lease liability	0.0	0.0
Ending balance	$ 40.0	$ 0.0